Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Entity Registrant Name	Box Ships Inc.
Entity Central Index Key	0001504795
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	16,317,000
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 7,150,155	$ 0
Restricted cash	4,740,000	0
Trade receivables	653,265	0
Prepaid expenses and other receivables	616,012	0
Due from related parties	1,855,151	0
Inventories	1,280,208	0
Total current assets	16,294,791	0
FIXED ASSETS:
Vessels, net	366,693,595	0
Other fixed assets, net	275,752	0
Total fixed assets	366,969,347	0
OTHER NON-CURRENT ASSETS:
Above-market acquired time charters	10,386,137	0
Other assets	2,500,611	425,142
Restricted cash	5,260,000	0
Total Assets	401,410,886	425,142
CURRENT LIABILITIES:
Trade accounts payable	938,027	0
Accrued expenses	1,553,371	72,015
Due to related parties	928,662	356,949
Deferred income	1,237,708	0
Current portion of long-term debt	17,700,000	0
Total current liabilities	22,357,768	428,964
LONG-TERM LIABILITIES:
Long-term debt	178,500,000	0
Loan due to a related party	15,000,000	0
Below-market acquired time charters	3,192,041	0
Total long-term liabilities	196,692,041	0
Total liabilities	219,049,809	428,964
COMMITMENTS AND CONTINGENCIES	0	0
STOCKHOLDERS' EQUITY:
Capital stock, no par value; 100 shares authorized, issued and outstanding at December 31, 2010, 0 shares authorized, issued and outstanding at December 31, 2011	0	0
Common stock, par value $0.01; 0 shares authorized, issued and outstanding at December 31, 2010, 475,000,000 shares authorized; 16,317,000 shares issued and outstanding at December 31, 2011	163,170	0
Preferred stock, par value $0.01; 0 shares authorized, issued and outstanding at December 31, 2010, 25,000,000 shares authorized; none issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	176,496,943	0
(Accumulated Deficit) / Retained earnings	5,700,964	(3,822)
Total stockholders' (deficit) / equity	182,361,077	(3,822)
Total Liabilities and Equity	$ 401,410,886	$ 425,142

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets Parentheticals
Capital stock par value	$ 0	$ 0
Capital stock shares authorized	0	100
Capital stock shares issued	0	100
Capital stock shares outstanding	0	100
Common stock par value	$ 0.01	$ 0
Common stock shares authorized	475,000,000	0
Common stock shares issued	16,317,000	0
Common stock shares outstanding	16,317,000	0
Preferred stock par value	$ 0.01	$ 0
Preferred stock shares authorized	25,000,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0

Consolidated Statements of Operations (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
REVENUES:
Time charter revenues	$ 0	$ 39,134,328
Commissions	0	(368,434)
Commissions-related party	0	(493,232)
Net Revenues	0	38,272,662
EXPENSES
Voyage expenses	0	486,158
Vessels operating expenses	0	8,170,703
Vessels operating expenses-related party	0	246,744
Management fees charged by a related party	0	1,350,685
Depreciation	0	8,050,079
General and administrative expenses	2,051	1,057,119
General and administrative expenses-related party	0	1,443,350
Operating (loss) income	(2,051)	17,467,824
OTHER INCOME (EXPENSES)
Interest and finance costs	(108)	(4,070,152)
Interest and finance costs-related party	0	(508,019)
Interest income	0	10,444
Foreign currency (loss) / gain, net	(1,663)	53,289
Total other expenses, net	(1,771)	(4,514,438)
NET (LOSS) / INCOME AND COMPREHENSIVE (LOSS) / INCOME	$ (3,822)	$ 12,953,386
(Loss) / Earnings per capital stock / common share, basic and diluted	$ (38.22)	$ 0.83
Weighted average number of capital stock / common shares, basic and diluted	100	15,433,519

Consolidated Statements of Stockholders' Equity (USD $)	Total	Capital Stock	Common Stock	Additional Paid-in Capital	(Accumulated Deficit) / Retained Earnings
BALANCE, at May. 18, 2010	$ 0	$ 0	$ 0	$ 0	$ 0
Shares issued, beginning balance at May. 18, 2010		0	0
Issuance of capital stock	0	0
Issuance of capital stock (number of shares)		100
Net (loss) / income	(3,822)				(3,822)
BALANCE, at Dec. 31, 2010	(3,822)	0	0	0	(3,822)
Shares issued, ending balance at Dec. 31, 2010		100	0
Cancellation of capital stock	0	0
Cancellation of capital stock (number of shares)		(100)
Issuance of common shares, net of issuance costs	176,338,010		160,000	176,178,010
Issuance of common shares, net of issuance costs (number of shares)			16,000,000
Share-based compensation	322,103		3,170	318,933
Share-based compensation (number of shares)			317,000
Net (loss) / income	12,953,386				12,953,386
Dividends paid ($0.45 per share)	(7,248,600)				(7,248,600)
BALANCE, at Dec. 31, 2011	$ 182,361,077	$ 0	$ 163,170	$ 176,496,943	$ 5,700,964
Shares issued, ending balance at Dec. 31, 2011		0	16,317,000

Consolidated Statements of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2011
Consolidated Statements of Stockholders' Equity Parentheticals
Dividend per share paid	$ 0.45

Consolidated Statements of Cash Flows (USD $)	7 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Cash Flows from Operating Activities:
Net (loss) income	$ (3,822)	$ 12,953,386
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	0	8,050,079
Amortization of below- and above- market acquired time charters	0	1,054,959
Amortization of financing costs	0	322,952
Share-based compensation	0	322,103
Changes in assets and liabilities:
Trade receivables	0	(653,265)
Prepaid expenses and other receivables	0	(616,012)
Due from related parties	0	(1,855,151)
Inventories	0	(1,232,576)
Other assets	0	(2,618)
Trade accounts payable	0	851,925
Accrued expenses	0	1,352,307
Due to related parties	3,822	93,612
Deferred income	0	1,237,708
Net Cash from Operating Activities	0	21,879,409
Cash Flows from Investing Activities:
Acquisition of vessels, attached time charters and related capital expenditures	0	(328,521,029)
Other fixed assets acquired	0	(293,080)
Increase in restricted cash	0	(10,000,000)
Net Cash used in Investing Activities	0	(338,814,109)
Cash Flows from Financing Activities:
Proceeds from long-term debt	0	204,250,000
Proceeds from long-term loan from a related party	0	30,000,000
Repayment of long-term debt	0	(8,050,000)
Repayment of long-term loan from a related party	0	(15,000,000)
Payment of financing costs	0	(2,581,410)
Proceeds from the issuance of common shares	0	123,182,340
Payment of other offering costs	0	(467,475)
Dividends paid	0	(7,248,600)
Net Cash from Financing Activities	0	324,084,855
Net increase in cash and cash equivalents	0	7,150,155
Cash and cash equivalents at the beginning of the period / year	0	0
Cash and cash equivalents at the end of the period / year	0	7,150,155
Supplemental disclosure of cash flow information
Cash paid during the year for interest	0	3,281,283
Non cash Financing and Investing activities:
Non-cash financing activities (represent offering costs)	425,142	1,070,763
Fair value consideration of shares issued for vessels acquisitions	$ 0	$ 54,454,373

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis Of Presentation And General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Box Ships Inc. (“Box Ships”) was incorporated on May 19, 2010, under the laws of the Republic of the Marshall Islands, as a wholly owned subsidiary of Paragon Shipping Inc. (NYSE: PRGN) (“Paragon”). Box Ships has a fiscal year end of December 31, and was formed to own and employ containerships. As of December 31, 2010, Paragon owned 100% of the capital stock of Box Ships. The initial authorized capital stock of Box Ships consisted of 100 shares of capital stock at no par value, all of which had been issued to Paragon. On April 11, 2011 an amendment and restatement to the articles of incorporation of the Company was adopted (Note 8).

On April 19, 2011, Box Ships completed its initial public offering (“IPO”) of 11,000,000 shares of its common stock, par value $0.01 per share, at $12.00 per share on the New York Stock Exchange (“NYSE”). Its shares are listed under the symbol “TEU”. At the closing of the IPO, Paragon surrendered the 100 shares of capital stock of Box Ships, which were then cancelled. The IPO generated $132,000,000 of gross proceeds, which were partially used for the acquisition of six containerships (the “Initial Fleet”), discussed in Note 4.

Following the IPO and the subsequent issuance of common stock for the containership acquisitions described in Note 4, Paragon and Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, beneficially owned approximately 21.1% and 12.1%, respectively, of the Company’s outstanding common stock, as of December 31, 2011.

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and present the balance sheet as of December 31, 2010 and the results of operations and cash flows for the period from May 19, 2010 (inception) to December 31, 2010 of Box Ships Inc. and the consolidated financial statements of Box Ships Inc. and its wholly-owned subsidiaries (collectively the “Company”) listed below as of December 31, 2011 and for the year then ended. In the opinion of the management of the Company, all adjustments (consisting of normal recurring adjustments) necessary for a fair presentation of financial position, operating results and cash flows have been included in the accompanying consolidated financial statements.

Vessel owning subsidiaries:

Vessel Owning Company	Company Acquisition Date	Vessel Acquisition Date	Vessel’s Name	Built	TEU3
Polyaristi Navigation Co.1	April 20, 2011	April 29, 2011	Box Voyager	2010	3,426
Efploias Shipping Co. 1	April 20, 2011	April 29, 2011	Box Trader	2010	3,426
Tacita Oceanway Carrier Co. 1	April 20, 2011	May 19, 2011	CMA CGM Kingfish	2007	5,095
Alaqua Marine Ltd. 1	May 2, 2011	May 31, 2011	CMA CGM Marlin	2007	5,095
Aral Sea Shipping S.A. 1	April 20, 2011	May 19, 2011	Maersk Diadema (formerly the MSC Siena)	2006	4,546
Amorita Development Inc.1	April 20, 2011	May 9, 2011	Maule	2010	6,589
Lawry Shipping Ltd2	June 7, 2011	August 3, 2011	MSC Emma	2004	5,060

Non-vessel owning subsidiary - dormant:

Non-Vessel Owning Company
Ardal International Co.2

1 Incorporated in Liberia.

2 Incorporated in Marshall Islands.

3 TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.

The Company is engaged in the transportation of containers worldwide through the ownership and operation of containership vessels. The Company outsources the technical and commercial management of its vessels to Allseas Marine S.A. ("Allseas"), a related party wholly owned by Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer.

The following charterers individually accounted for more than 10% of the Company’s time charter revenue for the year ended December 31, 2011:

Charterer	% of time charter revenue
Compania Sud Americana De Vapores S.A.	47%
CMA CGM	26%
A.P. Moller - Maersk A/S	16%
Mediterranean Shipping Co. S.A.	11%

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

2.Significant Accounting Policies

(a)Principles of Consolidation: The consolidated financial statements incorporate the financial statements of the Company. Income and expenses of subsidiaries acquired or disposed of during the period are included in the consolidated statements of income from the effective date of acquisition and up to the effective date of disposal, as appropriate. All intercompany balances and transactions have been eliminated.

(b)Use of Estimates: The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)Other Comprehensive Income: The Company follows the accounting guidance relating to Comprehensive Income, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has no other comprehensive income / (loss) and accordingly, comprehensive income / (loss) equals net income / (loss) for the periods presented.

(d)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate ruling at the balance sheet date and any gains or losses are included in the statement of operations. As of December 31, 2010 and 2011, the Company had no foreign currency derivative instruments.

(e)Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f)Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity to be maintained with certain banks under the Company’s borrowing arrangements. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months or relates to general minimum liquidity requirements with no obligation to retain such funds in retention accounts, these deposits are classified as current assets otherwise they are classified as non-current assets.

(g)Trade Receivables (net): Trade receivables (net), reflect receivables from time charters, net of an allowance for doubtful accounts. At the balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the periods presented was $0.

(h)Inventories: Inventories consist of lubricants and stores on board the vessels, which are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(i)Vessel Cost: Vessels are stated at cost, which consists of the contract price, less discounts, plus any direct expenses incurred upon acquisition, including improvements, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(j)Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

(k)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which is estimated to be $150 per lightweight ton.

Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard, including secondhand vessels. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(l)Dry-Docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.

(m)Below/Above Market Acquired Time Charters: When vessels are acquired with time charters attached and the charter rate on such charters is above or below the prevailing market rates at the time of acquisition, the Company allocates the purchase price of the vessel and the attached time charter on a relative fair value basis. The fair value is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimate of the then current market charter rate for an equivalent vessel at the time of acquisition. The asset or liability recorded is amortized or accreted over the remaining period of the time charter as a reduction or addition, respectively, to time charter revenue.

(n)Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other Assets in the accompanying balance sheets.

(o)Pension and Retirement Benefit Obligations—Crew: The vessel owning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

(p)Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenue: Time charter revenues are recorded ratably over the term of the charter as service is provided, including the amortization/accretion of the above/below market acquired time charters where applicable. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented as a separate line item in revenues to arrive at net revenues.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

(q)Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection costs, are expensed in the period incurred. Such costs are included in vessel operating expenses.

(r)Share Based Compensation: Share based payments to employees and directors are recognized in the statement of operations based on their grant date fair values and amortized over the service period.

(s)Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

(t)Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period determined using the two-class method of computing earnings per share. Non-vested share awards issued are included in the two-class method and income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non vested stock awards to the extent that they are dilutive, for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized using the treasury method.

(u)Deferred Registration / Offering Costs: Deferred Registration / Offering costs represent costs associated with preparing the Company for a public offering. Such costs consist primarily of professional fees. These costs offset proceeds received from the proposed offering. However, if the offering is aborted or delayed, such costs are expensed. The deferred registration / offering costs are reflected in Other Assets in the accompanying balance sheets.

(v)Recent Accounting Pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period or expected to have an impact on future periods.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties
Transactions with related parties

3.Transactions with Related Parties

(a)Paragon Shipping Inc.: Box Ships Inc. was formed by Paragon on May 19, 2010, to specialize in the container shipping industry. Paragon paid on behalf of the Company for the pre-offering costs relating to the listing of the Company’s shares on NYSE in April 2011, which are reimbursable to Paragon, along with other minor operating expenses relating to the sale of vessels to the Company, discussed in Note 4. The acquisitions of the vessels from Paragon were not treated as transactions of entities under common control, as at the date the vessels were acquired, Box Ships Inc. and Paragon were no longer under common control. As of December 31, 2010 and 2011, Paragon had 100% and 21.1% interest in Box Ships Inc., respectively. The amounts due to Paragon were $356,949 and $924,058, as of December 31, 2010 and 2011, respectively and are included in Due to related parties in the accompanying balance sheets. In addition Paragon granted the Company an unsecured loan (Note 7(e)). Interest charged on the loan amounted to $508,019.

(b)Granitis Glyfada Real Estate Ltd. ("Granitis") - Leasing: On June 1, 2011, the Company entered into a rental agreement to lease office space in Athens, Greece, with Granitis, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer. The monthly rental is Euro 500 plus 3.6% tax. The term of the lease is for 1 year beginning June 1, 2011 and expiring May 31, 2012, resulting in a commitment of approximately $3,341 as of December 31, 2011, based on a Euro/U.S. dollar exchange rate as of December 30, 2011 of €1.00:$1.29. Upon expiration and in case of renewal, the rental will be adjusted annually for inflation increases. Rent expense under this lease amounted to $5,114 for the year ended December 31, 2011 and is included in General and administrative expenses – related party in the accompanying statement of operations.

(c)Allseas Marine S.A:

A. Ship-Owning Companies Management Agreements: The Company outsources the technical and commercial management of its vessels to Allseas, pursuant to management agreements with each vessel owning subsidiary. Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements have an initial term of five years and automatically extend for successive five year term, unless, in each case, at least three months' advance notice of termination is given by either party, and provide for the following:

(i) Charter Hire Commissions - The Company pays Allseas 1.25% of the gross freight, demurrage and charter hire collected from the employment of the vessels (“charter hire commission”).

(ii) Vessel Commissions – A commission equal to 1% of the contract price, calculated in accordance with the relevant memorandum of agreement, of any vessel bought or sold on behalf of the Company, is payable to Allseas.

(iii) Management Fees – A fixed monthly technical management fee of €620 per vessel per day is payable by the Company to Allseas, which will be adjusted annually in accordance with the official Eurozone inflation rate.

(iv) Pre-Delivery Services – A lump sum fee of $15,000 is payable to Allseas, for pre-delivery services provided, during the period from the date of the Memorandum of Agreement for the purchase of the vessel, until the date of delivery.

(v) Superintendent Fees – A fee of €500 per day is payable to Allseas for each day in excess of 5 days per calendar year for which a Superintendent performs on site inspection.

Each month, the Company makes an advance payment to Allseas to cover working capital equal to one month of estimated operating expenses. At each balance sheet date, the excess of the amount advanced to Allseas over payments made by Allseas for Company’s operating expenses is included in Due from related parties. As of December 31, 2011, the amount due from Allseas was $1,820,693.

B. Administrative Services Agreement: The Company entered into an administrative service agreement with Allseas on April 19, 2011. Under the agreement, Allseas will provide telecommunication services, secretarial and reception personnel and equipment, security facilities and cleaning for the Company’s offices, and information technology services. The agreement provides that all costs and expenses incurred in connection with the provision of the above services by Allseas to be reimbursed on a quarterly basis.

C. Executive Services Agreement: The Company entered into an executive services agreement with Allseas on April 19, 2011, pursuant to which Allseas provides the services of our executive officers, who report directly to our board of directors. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier. In connection with the provision of services under the agreement, Allseas is entitled to an executive services fee of $1,800,000 per annum payable in twelve monthly installments. The executive services fee shall be reviewed annually or occasionally by the Company’s Board of Directors. For the year ended December 31, 2011, the Company’s Board of Directors granted an incentive compensation for executive services amounting to $130,430.

The following amounts charged by Allseas are included in the consolidated statement of operations:

2011
A(i) - Charter hire commissions	$493,232
A(iii) - Management fees	$1,350,685
A(v) – Superintendent fees (included in Vessels operating expenses – related party)	$127,822
B - Administrative fees (included in General and administrative expenses – related party)	$22,806
C – Executive services fees (included in General and administrative expenses – related party)	$1,415,430

In addition to the above, during 2011 vessel commissions and pre-delivery services incurred which were capitalized and included in the cost of the vessels amounted to $1,938,750 and $45,000, respectively.

Allseas did not charge any fees or commissions in 2010.

(d)Manning Agency Agreements: Each shipowning company has a manning agency agreement with Crewcare Inc., a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer, based in Manila, Philippines. Manning services are being provided in exchange for a fixed monthly fee of $95 per seaman for all officers and crew who serve on board each vessel, and an one-time recruitment fee of $120 per seaman. In addition, the agreement also provides for a fee of $30 per seaman for in-house training, and a fee of $50 per seaman for extra in-house training. The expenses incurred for the year ended December 31, 2011 amounted to $118,922 (2010: $0) and are included in Vessels operating expenses – related party. As of December 31, 2011, the balance due to Crewcare Inc. amounted to $4,604 (2010: $0) and is included in Due to related parties in the accompanying balance sheets.

(e)Proplous Navigation S.A. (“Proplous”): On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company owned by the Company’s Chairman, President and Chief Executive Officer for the acquisition of CMA CGM Marlin. Certain costs of $34,458 were paid by the Company and are due from Proplous as of December 31, 2011 and are included in Due from related parties in the accompanying consolidated balance sheet.

Vessels, Net and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2011
Vessels Net Other Fixed Assets Net Abstract
Vessels, Net and Other Fixed Assets, Net

4.Vessels, Net and Other Fixed Assets, Net

On April 19, 2011, the Company entered into two separate Memoranda of Agreement, one with each of Ardelia Navigation Ltd. (“Ardelia”) and Eridanus Trading Co. (“Eridanus”), both wholly owned subsidiaries of Paragon for the acquisition of Box Voyager and Box Trader, respectively, each a 3,426 TEU, 2010 built, containership, each for a consideration of $34,617,200 in cash and 1,133,300 shares of the Company’s common stock, valued at $11.375 per share. Both vessels were owned and operated by Paragon prior to delivery to the Company on April 29, 2011.

On April 20, 2011, the Company accepted an assignment of a Memorandum of Agreement entered into by Allseas with an unaffiliated third party for the acquisition of Maule, a 6,589 TEU, built in 2010, containership, for cash consideration of $79,285,000. The vessel was delivered to the Company on May 9, 2011.

On April 20, 2011 the Company accepted an assignment of a Memorandum of Agreement entered into by Allseas with an unaffiliated third party for the acquisition of Maersk Diadema (formerly the MSC Siena), a 4,546 TEU, built in 2006, containership, for cash consideration of $59,590,000. The vessel was delivered to the Company on May 19, 2011.

On April 19, 2011, the Company entered into a Memorandum of Agreement with a wholly owned subsidiary of Paragon for the acquisition of CMA CGM Kingfish, a 5,095 TEU, built in 2007, containership, for a consideration of $35,765,600 in cash and 1,170,900 shares of the Company’s common stock, valued at $10.095 per share. The vessel was delivered to Paragon on April 29, 2011 and Paragon delivered the vessel to the Company on May 19, 2011.

On April 19, 2011, the Company entered into a Memorandum of Agreement with Proplous, a company beneficially owned by the Company’s Chairman, President and Chief Executive Officer for the acquisition of CMA CGM Marlin, a 5,095 TEU, built in 2007, containership, for a consideration of $29,500,000 in cash and 1,562,500 shares of the Company’s common stock, valued at $10.785 per share. The vessel was delivered to Proplous on May 4, 2011 and Proplous delivered the vessel to the Company on May 31, 2011.

The fair value of the common stock issued as consideration for the above-mentioned vessels was determined to be the average price of the highest and lowest market price on the acquisition (delivery) date the relevant vessel was acquired and delivery accepted.

The above six vessels comprised the Initial Fleet.

On June 13, 2011, the Company accepted an assignment of a Memorandum of Agreement entered into by Allseas with an unaffiliated third party for the acquisition of MSC Emma, a 5,060 TEU, built in 2004, containership, for a cash consideration of $55,000,000. The vessel was delivered to the Company on August 3, 2011.

The amounts shown in the accompanying consolidated balance sheet are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2011	$-	$-	$-
Vessel acquisitions	374,726,346	-	374,726,346
Depreciation	-	(8,032,751)	(8,032,751)
Balance, December 31, 2011	$374,726,346	$(8,032,751)	$366,693,595

All the Company’s vessels are first-priority mortgaged as collateral to secure the bank loans discussed in Note 7. No impairment loss was recorded during 2011.

Other fixed assets consist of computer systems installed on board the vessels to improve their efficiency. Other fixed assets are stated at cost, less accumulated depreciation. Depreciation for other fixed assets is calculated using the straight-line method over the useful life of the assets, which is estimated to be 5 years. Depreciation charged for 2011 amounted to $17,328.

Above / Below Market Acquired Time Charters	12 Months Ended
Dec. 31, 2011
Above Below Market Acquired Time Charters Abstract
Above / Below Market Acquired Time Charters

5.Above / Below Market Acquired Time Charters

The Company acquired three vessels with attached time charter contracts having rates, which were above the market rates, while another two vessels were acquired with attached time charter contracts having rates, which were below the market rates. The intangible asset and liability recorded on acquisition amounted to $12,269,390 and $4,020,335, respectively and are amortized / accreted over the remaining period of the time charters as a reduction or addition, respectively, to time charter revenues. Such amortization and accretion for the year ended December 31, 2011 for the intangible asset and liability amounted to $1,883,253 and $828,294, respectively.

The carrying value of the intangible assets and liabilities as of December 31, 2011 is expected to be amortized / accreted as follows:

For the year:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
2012	$3,350,101	$1,371,270
2013	3,340,948	1,367,523
2014	1,985,616	453,248
2015	1,263,071	-
2016	446,401	-
Total	$10,386,137	$3,192,041

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Accrued Expenses Abstract
Accrued Expenses

6.Accrued Expenses

	December 31,
	2010	2011
Accrued loan interest	$-	$823,050
Accrued vessel voyage and operating expenses	-	348,481
Accrued professional fees	72,015	342,213
Other sundry liabilities and accruals	-	39,627
Total	$72,015	$1,553,371

Long Term Debt	12 Months Ended
Dec. 31, 2011
Long Term Debt
Long-term Debt

7.Long-term Debt

The table below presents the loans outstanding as of December 31, 2010 and 2011:

	December 31,
	2010	2011
Secured bank debt:
(a)ABN AMRO Bank	$-	$$96,150,000
(b)Unicredit Bank	-	28,500,000
(c)Credit Suisse	-	42,100,000
(d)Commerzbank	-	29,450,000
Unsecured debt:
(e)Paragon Shipping Inc., a related party	-	15,000,000
Total	$-	$$211,200,000

Presented as follows:
Current portion of long-term debt	$-	$$17,700,000
Long-term debt	-	193,500,000
Total	$-	$$211,200,000

The minimum annual principal payments, in accordance with the loan agreements, required to be made after December 31, 2011 are as follows:

During the year ending December 31,:
2012	$17,700,000
2013	32,700,000
2014	17,700,000
2015	17,700,000
2016	17,700,000
Thereafter	107,700,000
Total	$211,200,000

(a)ABN AMRO Bank: On May 6, 2011, the Company entered into a loan agreement for $100,000,000 to partially refinance the acquisition of Box Voyager and Box Trader and to partially finance the acquisition of Maule. The loan is payable in twenty four consecutive quarterly installments of $1,925,000, commencing in August 2011, plus a balloon payment of $53,800,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 3%.

(b) Unicredit Bank: On May 17, 2011, the Company entered into a loan agreement for $30,000,000 to partially finance the acquisition of Maersk Diadema (formerly the MSC Siena). The loan is payable in twenty four consecutive quarterly installments of $750,000, commencing in August 2011, plus a balloon payment of $12,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.8%, subject to the fair market value of the vessel being equal to at least 130% of the outstanding loan principal (“asset cover ratio”) and so long as the Maersk Diadema (formerly the MSC Siena) is under a time charter approved by the lenders; otherwise the loan will bear interest at LIBOR plus 3.0%. At any time the asset cover ratio is lower than 130%, the loan will bear interest at LIBOR plus a margin of 4.5%.

(c) Credit Suisse: On July 12, 2011 and July 18, 2011, the Company entered into two loan agreements for $22,000,000, each, to partially refinance the acquisition of CMA CGM Kingfish and CMA CGM Marlin. Each loan is payable in twenty four consecutive quarterly installments of $475,000, commencing in August 2011, plus a balloon payment of $10,600,000 payable together with the last installment. Each loan bears interest at LIBOR plus a margin of 3%.

(d) Commerzbank: On July 29, 2011, the Company entered into a loan agreement for $30,250,000, to partially finance the acquisition of MSC Emma. The loan is payable in twenty eight consecutive quarterly installments of $800,000, commencing in November 2011, plus a balloon payment of $7,850,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.35%, while the balance of the loan is less than 60% of value of the collateral securing the loan and LIBOR plus 2.65%, while the balance of the loan is greater than 60% of value of the collateral securing the loan.

(e)Paragon Shipping Inc.: On May 27, 2011, the Company entered into a loan agreement for $30,000,000 for general corporate purposes and working capital needs. The loan is payable in one installment on the second anniversary of the Company’s IPO. The loan may be prepaid in whole or in part at any time during the life of the facility. The loan bears interest at LIBOR plus a margin of 4%. In August 2011, the Company prepaid an amount of $15,000,000.

Debt Securities: All secured loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances. The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan agreements also require that Mr. Michael Bodouroglou, the Company's Chairman, President and Chief Executive Officer maintain an aggregate minimum ownership, directly or indirectly, of 10% of the outstanding shares of the common stock of the Company. The loans include customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a crossdefault to other indebtedness and non-compliance with security documents, and prohibit the Company from paying dividends if the Company is in default on its loans and if, after giving effect to the payment of the dividend, the Company is in breach of a covenant. In addition, all secured loan agreements contain minimum asset cover ratios ranging between 120% and 140%; according to the provisions of each individual loan agreement with the relevant bank.

Debt Covenants: The secured loan agreements contain the following financial covenants, calculated on a consolidated basis, determined according to the provisions of each individual loan agreement with the relevant bank:

The ratio of EBITDA to Net Interest Expense shall not be less than 2.5:1;

The ratio of Total Debt to EBITDA shall not exceed 5:1;

The ratio of Total Debt or Total Liabilities to Market Value Adjusted Total Assets shall not exceed 0.65:1;

The Market Value Adjusted Net Worth, or Net Worth, depending on the relevant bank, shall not be less than $150,000,000;

Liquid Assets shall exceed the higher of $750,000 per Fleet vessel or $10,000,000 (as amended in October 2011)

As of December 31, 2011, the Company was in compliance with all of its debt covenants, with respect to its loans with the exception of the Net Worth covenant under the loan agreement with Commerzbank. Subsequent to the balance sheet date but prior to the issuance of these consolidated financial statements, this breach was cured as the loan agreement with Commerzbank was amended, requiring that the Net Worth be above $130,000,000 in the fourth quarter of 2011, above $125,000,000 in the first quarter of 2012, above $130,000,000 in the second through fourth quarters of 2012 and be restored to at least $150,000,000 with effect from January 1, 2013. The Company has deposited with the respective bank a time deposit of $2,000,000, in an account free of any security interest, which shall be released once the Net Worth exceeds $150,000,000.

The weighted average interest rate for the year ended December 31, 2011 was 3.28%.

Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

8.Capital Structure

Box Ships Inc. was incorporated with authorized 100 shares of capital stock at no par value, all of which had been issued to Paragon.

Under the amended and restated articles of incorporation effective April 11, 2011, the Company's authorized common stock consists of 500,000,000 registered shares, par value $0.01 per share, of which 475,000,000 shares are designated as common stock and 25,000,000 shares are designated as preferred stock.

On April 19, 2011, the Company completed its Initial Public Offering in the United States and listed its shares on NYSE. In this respect, 11,000,000 shares of common stock, par value $0.01 per share, were issued for $12.0 per share, amounting to $132,000,000. The proceeds to the Company, net of underwriters’ commissions and other related offering expenses, totaled $122,714,865. Following the sale of Box Voyager, Box Trader, CMA CGM Kingfish and CMA CGM Marlin to the Company, 5,000,000 shares were issued as partial payment of the purchase consideration. During 2011, 317,000 common shares were issued under the Company’s equity incentive plan (Note 9). As of December 31, 2011, the Company had a total of 16,317,000 common shares outstanding.

Each holder of common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of common shares are entitled to share equally in any dividends, that the Company's board of directors may declare from time to time, out of funds legally available for dividends. Upon dissolution, liquidation or winding-up, the holders of common shares will be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common shares do not have conversion, redemption or pre-emptive rights.

On August 8, 2011, the Board of Directors declared a dividend of $0.15 per common share, amounting to $2,416,200, which was paid on August 24, 2011.

On November 11, 2011, the Board of Directors declared a dividend of $0.30 per common share, amounting to $4,832,400, which was paid on November 29, 2011.

Share Based Compensation	12 Months Ended
Dec. 31, 2011
Share Based Compensation
Share Based Compensation

9.Share Based Compensation

Equity incentive plan

On April 19, 2011, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive awards in the form of (a) stock options, (b) stock appreciation rights, (c) restricted stock, (d) restricted stock units and (e) unrestricted stock. A total of 1,000,000 shares were reserved for issuance under the plan. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant new options exercisable at a price per common share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant.

Non-vested share awards

Until the forfeiture of any non-vested share awards, all non-vested share awards regardless of whether vested, give the grantee the right to vote such non-vested share awards and to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a frontloading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "frontloaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case.

The details of the non-vested share awards granted are outlined as follows:

	Grant date	Final vesting date	Total shares granted	Grant Date Fair Value	Weighted Average Grant Date Fair Value
A.	April 19, 2011	April 19, 2014	100,000	$11.050
B.	July 14, 2011	April 19, 2014	8,000	$10.735
C.	December 5, 2011	December 31, 2014	209,000	$10.230
Non-vested, December 31, 2011			317,000		$10.515

The non-vested share awards under A and B above, vest ratably in annual installments over a three-year period commencing on April 19, 2012 and ending on April 19, 2014. The non-vested share awards under C above, vest ratably in annual installments over a three-year period commencing on December 31, 2012 and ending on December 31, 2014. The remaining unrecognized compensation cost amounting to $3,006,847 as of December 31, 2011, is expected to be recognized over the remaining period of 2.8 years, according to the contractual terms of those non-vested share awards.

Share based compensation amounted to $322,103 for the year ended December 31, 2011 (2010: $0) and is included in general and administrative expenses.

Vessel Operating Expenses	12 Months Ended
Dec. 31, 2011
Vessel Operating Expenses Abstract
Vessel Operating Expenses

10. Vessel Operating Expenses

Vessel operating expenses are comprised as follows:

	May 19, 2010 to December 31, 2010	2011
Crew wages and related costs	$-	$3,790,479
Insurance	-	980,105
Repairs and maintenance	-	560,070
Spares and consumable stores	-	2,646,333
Miscellaneous expenses	-	440,460
Total	$-	$8,417,447

General and Administrative Expenses	12 Months Ended
Dec. 31, 2011
General and Administrative Expenses
General and Administrative Expenses

11.General and Administrative Expenses

General and administrative expenses are comprised as follows:

	May 19, 2010 to December 31, 2010	2011
Share based compensation	$-	$322,103
Executive services	-	1,415,430
Non-executive directors’ remuneration	-	85,714
Office rent	-	5,114
Fares and traveling expenses	-	48,170
Personnel and other expenses	-	24,547
Professional services	-	357,202
Directors and officers insurance	-	64,099
Stock market annual fees	-	102,392
Other expenses	2,051	75,698
Total general and administrative expenses	$2,051	$2,500,469

Earnings (Loss) Per Share (EPS)	12 Months Ended
Dec. 31, 2011
Earnings (Loss) Per Share (EPS)
Earnings/(Loss) Per Share (EPS)

12.Earnings (Loss) Per Share (EPS)

Basic EPS – Common Shares:

Numerator	May 19, 2010 to December 31, 2010	2011
Net (loss) / income available to common shares	$(3,822)	$12,953,386
Less: Income attributable to non-vested share awards	-	(103,947)
Net (loss) / income available to common shareholders	$(3,822)	$12,849,439

Denominator
Weighted average number of capital stock / common shares outstanding, basic and diluted	100	15,433,519
Net (loss) / income per capital stock / common share, basic and diluted	$(38.22)	$0.83

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan are included in the shares outstanding unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 317,000 non-vested share awards in calculating dilutive EPS for its common shares as of December 31, 2011, as they were anti-dilutive.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes
Income Taxes

13.Income Taxes

The Company and its subsidiaries are incorporated either in the Marshall Islands or Liberia and under the laws of the Marshall Islands and Liberia, are not subject to income taxes. The Company however, is subject to United States federal income taxation in respect of income that is derived from the international operation of ships and the performance of services directly related thereto ("Shipping Income"), unless exempt from United States federal income taxation.

If the Company does not qualify for the exemption from tax under Section 883, it will be subject to a 4% tax on its “U.S. source shipping income,” imposed without the allowance for any deductions. For these purposes, "U.S. source shipping income" means 50% of the shipping income that will be derived by the Company that is attributable to transportation that begins or ends, but that does not both begin and end, in the United States.

For the year ended December 31, 2011, the Company qualified for the benefit of Section 883.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies
Commitments and Contingencies

14.Commitments and Contingencies

From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of business, principally personal injury and property casualty claims. Such claims, even if lacking in merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any claim or contingent liability, which is reasonably possible and should be disclosed, or probable and for which a provision should be established in the accompanying financial statements.

Future minimum charter hire receipts, based on vessels committed to non-cancelable time charter contracts (including fixture recaps) as of December 31, 2011, assuming 15 days off hire due to any scheduled dry-docking, net of commissions are:

For the year:	Amount
2012	$56,784,000
2013	49,828,113
2014	21,717,063
2015	12,967,500
2016	3,705,000
Total	$145,001,676

Charter hires are not generally received when a vessel is off-hire, including time required for normal periodic maintenance of the vessel. In arriving at the minimum future charter revenues, an estimated off-hire time of 15 days to perform any scheduled drydocking on each vessel has been deducted, and it has been assumed that no additional off-hire time is incurred, although there is no assurance that such estimate will be reflective of the actual off-hire in the future.

Financial Instruments	12 Months Ended
Dec. 31, 2011
Financial Instruments
Financial Instruments

15.Financial Instruments

 The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, amounts due from related parties and trade accounts receivable. The principal financial liabilities of the Company consist of long-term bank loan and a loan due to a related party, accounts payable, related parties payables and accrued liabilities.

(a) Interest rate risk: The Company’s long-term bank loan and loan due to a related party are based on LIBOR and hence the Company is exposed to movements in LIBOR.

(b) Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, amounts due from related parties, cash and cash equivalents. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The amounts due from related parties mainly relate to advance payments to Allseas to cover working capital equal to one month of estimated operating expenses. The Company places its cash and cash equivalents, with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions.

(c) Fair value: The carrying values of trade accounts receivable, due from related parties, cash and cash equivalents, restricted cash, accounts payable, related parties payables and accrued liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loan and loan due to a related party approximate the recorded value, due to their variable interest rate.

Acquisition of Box Voyager and Box Trader	12 Months Ended
Dec. 31, 2011
Acquisition Of Box Voyager And Box Trader
Acquisition of Box Voyager and Box Trader

16. Acquisition of Box Voyager and Box Trader

On April 29, 2011, Ardelia and Eridanus sold the Box Voyager and Box Trader, respectively, to the Company. Ardelia and Eridanus are entities that are controlled by Paragon Shipping Inc. and were formerly under common control with the Company until April 18, 2011. The acquisitions of the vessels from Ardelia and Eridanus have been treated as an acquisition of a business and were initially recorded at fair value.

The Box Voyager and the Box Trader were acquired with attached time charters. The attached time charters for each vessel were evaluated by the Company based on market time charter rates on the acquisition date from independent brokers and were found to be at market values and hence none of the purchase consideration was allocated to the attached time charters. The purchase price of the acquisition has been allocated in its entirety to the vessels acquired which was determined to be their fair value at date of delivery.

Consideration for each of the Box Voyager and Box Trader amounted to $34,617,200 in cash and 1,133,300 shares of the Company’s common stock for each vessel. The fair value of the common stock was determined to be $11.375 per share based on the average price of the highest and lowest market price on the date the vessels were acquired and delivery accepted. The following table summarizes the consideration paid for the Box Voyager and the Box Trader and the fair value of the assets acquired.

Cash	$69,234,400
Equity instruments (2,266,600 shares of the Company)	25,782,575
Fair value of total consideration	$95,016,975

Fair value of identifiable assets acquired:
Vessels	$95,016,975

The net revenue and net income of Box Voyager and Box Trader since their acquisition date are included in the consolidated statement of operations for the year ended December 31, 2011 and amount to $9,660,325 and $3,564,862 respectively.

The following unaudited pro forma information summarizes total net revenues and net income of the Company, had the acquisition of Box Voyager and the Box Trader occurred on July 30, 2010 and August 16, 2010, being the dates the vessels were delivered from the shipyard to Ardelia and Eridanus, respectively:

	For the period from May 19, 2010 to December 31, 2010	2011
Net revenues	$5,431,570	$42,579,598
Net income	$222,168	$14,029,758

The combined results in the table above have been prepared for comparative purposes only and include acquisition related adjustments for depreciation, interest charges and executive services fees. The combined results do not purport to be indicative of the results of operations which would have resulted had the acquisition been effected at the beginning of the applicable period noted above, or the future results of operations of the combined entity.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

17.Subsequent Events

On February 16, 2012, the Company declared a quarterly dividend of $0.30 per share, which amounted to $4,897,800, with respect to the fourth quarter of 2011, paid on March 2, 2012 to shareholders of record as of the close of business on February 27, 2012.